Commitments and Credit Risk - Additional Information (Detail) (USD $)					12 Months Ended
	Dec. 31, 2012 Outstanding commitments to originate loans	Dec. 31, 2011 Outstanding commitments to originate loans	Dec. 31, 2012 Outstanding commitments to originate loans Fixed Income Interest Rate	Dec. 31, 2011 Outstanding commitments to originate loans Fixed Income Interest Rate	Dec. 31, 2012 Outstanding commitments to originate loans Fixed Income Interest Rate Minimum	Dec. 31, 2012 Outstanding commitments to originate loans Fixed Income Interest Rate Maximum	Dec. 31, 2012 Standby Letters of Credit	Dec. 31, 2011 Standby Letters of Credit	Dec. 31, 2012 Unused lines of Credit Commercial Lines	Dec. 31, 2011 Unused lines of Credit Commercial Lines	Dec. 31, 2012 Unused lines of Credit Open-ended consumer	Dec. 31, 2011 Unused lines of Credit Open-ended consumer
Commitments and Contingencies Disclosure [Line Items]
Commitments and Credit Risk	$ 4,730,883	$ 3,815,495	$ 4,186,883	$ 1,352,995			$ 368,390	$ 400,914	$ 18,402,387	$ 24,618,277	$ 11,625,113	$ 12,444,370
Loan commitments, fixed rate of interest					3.13%	6.00%